Property, Plant and Equipment, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 7,238	$ 7,668